REDEEMABLE CONVERTIBLE PREFERRED UNITS AND PARTNERS' DEFICIT - Additional Information (Detail)				12 Months Ended
	Apr. 01, 2020 USD ($) $ / shares	Oct. 25, 2019 USD ($) $ / shares shares	Jun. 27, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 05, 2020 shares	Apr. 03, 2020 USD ($) shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2018 $ / shares shares
Temporary Equity [Line Items]
Shares of common unit sold | $				$ 12,500,000
Common stock, par value | $ / shares				$ 0.01			$ 0.01	$ 0.01
Preferred stock, par value | $ / shares				$ 0.01			$ 0.01
Common stock, shares issued				94,447,356			94,477,102	94,447,000
Common stock, shares outstanding				94,447,356			94,477,102	94,447,000
Preferred stock, shares issued				0			0
Preferred stock, shares outstanding				0			0
Common Stock available for issuance				105,552,644			105,522,898
Preferred Stock available for issuance				10,000,000			10,000,000
Number of votes entitled to stockholders per share | Vote			1
Preferred stock, shares authorized				10,000,000
Subsequent Event
Temporary Equity [Line Items]
Common Stock available for issuance					1,375,000
Rights Offering | Preferred Units
Temporary Equity [Line Items]
Preferred unit, shares redemption		3,039,380
Rights offering expired date		Oct. 25, 2019
Preferred unit, redemption price per share | $ / shares		$ 1.20
2019 Stock-Based Incentive Compensation Plan
Temporary Equity [Line Items]
Common Stock available for issuance				986,552
Series A Redeemable Convertible Preferred Unit
Temporary Equity [Line Items]
Conversion of stock, description				On December 31, 2019, in connection with the consummation of the C-CorporationConversion, all of the remaining outstanding Preferred Units were converted into common shares of the Company at a conversion rate of one share of common stock for each Preferred Unit.
Series A Purchase Agreement | Rights Offering
Temporary Equity [Line Items]
Rights offering expired date				Oct. 25, 2019
Series A Purchase Agreement | Rights Offering | Common Stock
Temporary Equity [Line Items]
Shares of common unit sold, shares		3,039,380
Shares of common unit sold | $		$ 3,600,000
Series A Purchase Agreement | Rights Offering | Preferred Units
Temporary Equity [Line Items]
Preferred unit, shares redemption		3,039,380
Preferred unit, redemption price per share | $ / shares		$ 1.20
Series A Purchase Agreement | Series A Redeemable Convertible Preferred Unit
Temporary Equity [Line Items]
Preferred units, sold			52,083,333
Contractual conversion price, per share | $ / shares			$ 1.1040
Preferred unit, liquidation preference discount percentage			8.00%
Preferred unit, aggregate purchase price | $			$ 57,500,000
Supplemental Indenture | Rights Offering
Temporary Equity [Line Items]
Rights offering expiration date				Jul. 24, 2020
Supplemental Indenture | Rights Offering | Subsequent Event | Axar
Temporary Equity [Line Items]
Shares of common unit sold | $	$ 17,000,000
Supplemental Indenture | Rights Offering | Subsequent Event | Maximum | Axar
Temporary Equity [Line Items]
Proceeds from sale of shares | $	$ 8,200,000
Supplemental Indenture | Rights Offering | Common Stock | Subsequent Event
Temporary Equity [Line Items]
Shares of common unit, price per share | $ / shares	$ 0.73
Supplemental Indenture | Rights Offering | Common Stock | Subsequent Event | Minimum
Temporary Equity [Line Items]
Shares of common unit sold | $	$ 17,000,000
Supplemental Indenture | Series A Preferred Units | Rights Offering | Subsequent Event | Axar
Temporary Equity [Line Items]
Preferred unit, aggregate purchase price | $	8,800,000
Axar Commitment Agreement | Series A Preferred Units | Subsequent Event
Temporary Equity [Line Items]
Preferred unit, aggregate purchase price | $	$ 8,800,000
2020 Preferred Purchase Agreement | Series A Preferred Units | Subsequent Event | Axar
Temporary Equity [Line Items]
Preferred units, sold						176
Preferred unit, aggregate purchase price | $						$ 8,800,000